Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Trade accounts receivable, allowance	$ 0.8	$ 1.7	$ 1.2	$ 0.8	$ 1.7
Property, plant and equipment, accumulated depreciation and amortization	$ 37.9	$ 26.4	$ 342.3	$ 37.9	$ 26.4
Preferred stock, par value			$ 0.01
Preferred stock, shares authorized			0
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000,000,000	200,000,000	200,000,000
Common stock, shares issued	100	100	29,800,000	110,200,000	110,200,000
Common stock, shares outstanding	100	100	29,800,000	109,800,000	110,100,000
Treasury stock at cost, shares	0	0	100,000	400,000	100,000